Document and Entity Information	Nov. 12, 2020
Cover [Abstract]
Entity Registrant Name	MBIA INC
Amendment Flag	false
Entity Central Index Key	0000814585
Document Type	8-K
Document Period End Date	Nov. 12, 2020
Entity Incorporation State Country Code	CT
Entity File Number	001-9583
Entity Tax Identification Number	06-1185706
Entity Address, Address Line One	1 Manhattanville Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	273-4545
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1 per share
Trading Symbol	MBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false